Debt - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares shares	Sep. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2020 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (11,742)	$ 0	$ 0
Credit Agreement
Debt Instrument [Line Items]
Maximum amount guaranteed	$ 7,000						7,000
Secured Debt | Credit Agreement | DDB Term Loan
Debt Instrument [Line Items]
Aggregate principal amount						$ 14,000
Debt term						5 years
Principal and interest installment							284
Remaining balance	$ 5,972						5,972
Secured Debt | Credit Agreement | DDB Equipment Loan
Debt Instrument [Line Items]
Aggregate principal amount						$ 3,500
Debt term						5 years
Equal quarterly installments							$ 175
Secured Debt | Credit Agreement | DDB Term Loan and DDB Equipment Loan
Debt Instrument [Line Items]
Interest rate	4.10%						4.10%
Secured Debt | Credit Agreement | DDB Term Loan and DDB Equipment Loan | LIBOR
Debt Instrument [Line Items]
Variable rate							4.00%
Credit Agreement | Credit Agreement | DDB Revolver
Debt Instrument [Line Items]
Available maximum borrowing						$ 6,000
Interest rate	3.60%						3.60%
Credit Agreement | Credit Agreement | DDB Revolver | LIBOR
Debt Instrument [Line Items]
Variable rate							3.50%
Notes Payable | Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount		$ 20,000			$ 20,000
Debt term					51 months
Available maximum borrowing										$ 35,000
Principal and interest installment					$ 661
Available borrowing		20,000								$ 20,000
Stated rate					12.50%
Monthly interest payment					$ 208
Interest only payment term					15 months
Remaining payment term					36 months
Notes Payable | Loan and Security Agreement, second tranche
Debt Instrument [Line Items]
Available borrowing					$ 15,000
Notes Payable | New Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount		$ 20,000
Debt term		36 months
Available maximum borrowing		$ 40,000
Principal and interest installment		935
Available borrowing		$ 20,000
Stated rate		12.50%
Monthly interest payment		$ 208
Interest only payment term		12 months
Remaining payment term		24 months
Repaid notes		$ 40,000
Loss on extinguishment of debt		11,742
Payment for penalties		5,544
Write-off of unamortized debt discounts and debt issuance costs		$ 6,198
Notes Payable | Creston Note Payable
Debt Instrument [Line Items]
Aggregate principal amount	$ 5,000						$ 5,000
Stated rate	3.00%						3.00%
Notes Payable | Creston Note Payable | Minimum
Debt Instrument [Line Items]
Equal quarterly installments	$ 833
Convertible notes payable
Debt Instrument [Line Items]
VWAP days | D	5
Convertible notes payable | Convertible Loan and Security Agreement
Debt Instrument [Line Items]
Available maximum borrowing	$ 100,000						$ 100,000
Principal and interest installment	3,624
Remaining balance	10,700						10,700
Available borrowing	$ 80,000						$ 80,000
Stated rate	5.75%						5.75%
Monthly interest payment	$ 608
Interest only payment term	12 months
Remaining payment term	24 months
Milestone achievement revenue	85.00%
Gross margin	(1.50%)
Trailing days	30 days
Market capitalization	$ 650,000
Milestone achievement extension	36 months
Final payment	$ 14,200
Debt redemption maximum	$ 20,000						$ 20,000
Consecutive trading days | D	22
Consecutive trading days | D	7
Trading volume conversion maximum | shares	20.00
Shares outstanding conversion maximum | shares	2.5
Conversion option	$ 8,783						8,783
Minimum liquidity, equal to or greater than	6 months
Convertible notes payable | Convertible Loan and Security Agreement | Minimum
Debt Instrument [Line Items]
Prepayment fee	1.00%
Conversion term	6 months
Convertible notes payable | Convertible Loan and Security Agreement | Maximum
Debt Instrument [Line Items]
Prepayment fee	6.00%
Conversion term	42 months
Convertible notes payable | Convertible Loan and Security Agreement | Redemption one
Debt Instrument [Line Items]
Conversion stock price (in dollars per share) | $ / shares	$ 8.22
Convertible notes payable | Convertible Loan and Security Agreement | Redemption three
Debt Instrument [Line Items]
Gross proceeds	$ 20,000
Consecutive trading days | D	14
Common stock trading day | D	14
Convertible notes payable | Convertible Loan and Security Agreement | Prime rate
Debt Instrument [Line Items]
Variable rate	3.25%
Convertible notes payable | Convertible Loan and Security Agreement, second tranche
Debt Instrument [Line Items]
Available borrowing	$ 20,000						$ 20,000
Interest only payment term	24 months
Milestone achievement extension	42 months
Convertible notes payable | Convertible Loan and Security Agreement, second tranche | Redemption two
Debt Instrument [Line Items]
Premium	15.00%
Paycheck Protection Program Loans | Paycheck Protection Program Loans
Debt Instrument [Line Items]
Loan proceeds				$ 5,102
Accrued interest paid			$ 25